Schedule of Investments (unaudited) March 31, 2023	iShares Russell 1000 Large-Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Large Cap Index Master Portfolio of Master Investment Portfolio	$847,473,140

Total Investments — 100.0% (Cost: $575,307,124)	847,473,140
Liabilities in Excess of Other Assets — (0.0)%	(263,566)

Net Assets — 100.0%	$847,209,574

iShares Russell 1000 Large-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2023, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $847,473,140 and 3.4%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) March 31, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Axon Enterprise, Inc.(a)	43,453	$9,770,407
Boeing Co.(a)	361,707	76,837,418
BWX Technologies, Inc.(b)	60,931	3,841,090
Curtiss-Wright Corp.	25,666	4,523,889
General Dynamics Corp.(b)	158,773	36,233,586
HEICO Corp.	28,797	4,925,439
HEICO Corp., Class A(b)	51,314	6,973,573
Hexcel Corp.(b)	55,035	3,756,139
Howmet Aerospace, Inc.	239,105	10,130,879
Huntington Ingalls Industries, Inc.	25,262	5,229,739
L3Harris Technologies, Inc.	124,118	24,356,916
Lockheed Martin Corp.(b)	148,645	70,268,951
Mercury Systems, Inc.(a)(b)	30,920	1,580,630
Northrop Grumman Corp.(b)	93,827	43,321,803
Raytheon Technologies Corp.	959,533	93,967,067
Spirit AeroSystems Holdings, Inc., Class A(b)	69,218	2,390,098
Textron, Inc.	134,954	9,531,801
TransDigm Group, Inc.(b)	33,520	24,705,916
Woodward, Inc.	38,517	3,750,400

		436,095,741

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.(b)	74,977	7,450,465
Expeditors International of Washington, Inc.(b)	102,995	11,341,809
FedEx Corp.	153,846	35,152,273
GXO Logistics, Inc.(a)	69,953	3,529,828
United Parcel Service, Inc., Class B	479,876	93,091,145

		150,565,520

Automobile Components — 0.2%
Aptiv PLC(a)	176,926	19,849,328
BorgWarner, Inc.	153,208	7,524,045
Gentex Corp.(b)	149,559	4,192,139
Lear Corp.	38,723	5,401,471
QuantumScape Corp.(a)(b)	154,565	1,264,342

		38,231,325

Automobiles — 1.7%
Ford Motor Co.	2,572,405	32,412,303
General Motors Co.	907,996	33,305,293
Harley-Davidson, Inc.(b)	86,439	3,282,089
Lucid Group, Inc.(a)(b)	381,598	3,068,048
Rivian Automotive, Inc., Class A(a)(b)	334,941	5,184,887
Tesla, Inc.(a)	1,687,172	350,020,703
Thor Industries, Inc.(b)	34,015	2,708,955

		429,982,278

Banks — 3.1%
Bank of America Corp.(b)	4,584,902	131,128,197
Bank of Hawaii Corp.(b)	24,623	1,282,366
Bank OZK(b)	74,032	2,531,894
BOK Financial Corp.(b)	18,661	1,575,175
Citigroup, Inc.	1,263,622	59,251,236
Citizens Financial Group, Inc.	318,753	9,680,529
Columbia Banking System, Inc.	133,760	2,865,139
Comerica, Inc.	84,432	3,666,037
Commerce Bancshares, Inc.	72,905	4,254,007
Cullen/Frost Bankers, Inc.(b)	36,945	3,891,786
East West Bancorp, Inc.(b)	94,428	5,240,754
Fifth Third Bancorp	443,011	11,801,813
First Citizens BancShares, Inc., Class A	7,292	7,095,845
First Hawaiian, Inc.(b)	86,417	1,782,783

Security	Shares	Value

Banks (continued)
First Horizon Corp.	341,872	$6,078,484
First Republic Bank(b)	117,591	1,645,098
FNB Corp.(b)	239,640	2,779,824
Huntington Bancshares, Inc.	935,920	10,482,304
JPMorgan Chase & Co.	1,904,108	248,124,314
KeyCorp.(b)	610,889	7,648,330
M&T Bank Corp.	112,122	13,406,428
New York Community Bancorp, Inc.(b)	437,257	3,952,803
PacWest Bancorp	78,722	765,965
Pinnacle Financial Partners, Inc.	51,024	2,814,484
PNC Financial Services Group, Inc.	262,775	33,398,703
Popular, Inc.(b)	44,637	2,562,610
Prosperity Bancshares, Inc.	55,933	3,440,998
Regions Financial Corp.	609,561	11,313,452
Synovus Financial Corp.	94,409	2,910,629
Truist Financial Corp.(b)	867,702	29,588,638
U.S. Bancorp	902,592	32,538,442
Webster Financial Corp.(b)	110,997	4,375,502
Wells Fargo & Co.	2,504,129	93,604,342
Western Alliance Bancorp	69,194	2,459,155
Wintrust Financial Corp.(b)	38,495	2,808,210
Zions Bancorp NA	93,587	2,801,059

		765,547,335

Beverages — 1.6%
Boston Beer Co., Inc., Class A(a)	5,817	1,912,048
Brown-Forman Corp., Class A(b)	30,607	1,995,270
Brown-Forman Corp., Class B	119,081	7,653,336
Coca-Cola Co.	2,548,887	158,107,461
Constellation Brands, Inc., Class A(b)	99,019	22,367,402
Keurig Dr. Pepper, Inc.	561,200	19,799,136
Molson Coors Beverage Co., Class B(b)	112,922	5,835,809
Monster Beverage Corp.(a)	478,055	25,819,750
PepsiCo, Inc.(b)	902,467	164,519,734

		408,009,946

Biotechnology — 2.5%
AbbVie, Inc.	1,153,731	183,870,109
Alnylam Pharmaceuticals, Inc.(a)	80,514	16,128,565
Amgen, Inc.	348,581	84,269,457
Biogen, Inc.(a)	93,525	26,002,756
BioMarin Pharmaceutical, Inc.(a)	120,343	11,702,153
Exact Sciences Corp.(a)(b)	114,970	7,796,116
Exelixis, Inc.(a)	204,216	3,963,833
Gilead Sciences, Inc.	819,451	67,989,849
Horizon Therapeutics PLC(a)	143,466	15,657,879
Incyte Corp.(a)	119,383	8,627,809
Ionis Pharmaceuticals, Inc.(a)	91,961	3,286,686
Mirati Therapeutics, Inc.(a)	27,852	1,035,537
Moderna, Inc.(a)	216,586	33,263,278
Natera, Inc.(a)	64,292	3,569,492
Neurocrine Biosciences, Inc.(a)	63,489	6,426,357
Novavax, Inc.(a)(b)	47,455	328,863
Regeneron Pharmaceuticals, Inc.(a)	67,661	55,595,014
Sarepta Therapeutics, Inc.(a)	55,569	7,659,075
Seagen, Inc.(a)(b)	88,658	17,950,585
Ultragenyx Pharmaceutical, Inc.(a)	41,399	1,660,100
United Therapeutics Corp.(a)	28,857	6,462,814
Vertex Pharmaceuticals, Inc.(a)	166,918	52,590,854

		615,837,181

Broadline Retail — 2.5%
Amazon.com, Inc.(a)	5,802,269	599,316,365
eBay, Inc.	356,135	15,801,710

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Broadline Retail (continued)
Etsy, Inc.(a)	82,194	$9,150,658
Kohl’s Corp.(b)	76,214	1,794,078
Macy’s, Inc.	169,507	2,964,677
Nordstrom, Inc.(b)	70,287	1,143,570
Ollie’s Bargain Outlet Holdings, Inc.(a)	39,632	2,296,278

		632,467,336

Building Products — 0.6%
A O Smith Corp.(b)	82,218	5,685,375
Advanced Drainage Systems, Inc.(b)	41,550	3,498,926
Allegion PLC	58,238	6,215,742
Armstrong World Industries, Inc.	29,048	2,069,380
AZEK Co., Inc.(a)(b)	73,449	1,728,989
Builders FirstSource, Inc.(a)	95,930	8,516,665
Carlisle Cos., Inc.(b)	33,886	7,660,608
Carrier Global Corp.(b)	545,598	24,961,109
Fortune Brands Innovations, Inc.(b)	84,437	4,958,985
Hayward Holdings, Inc.(a)	49,363	578,534
Johnson Controls International PLC	449,311	27,057,508
Lennox International, Inc.(b)	20,476	5,145,209
Masco Corp.(b)	145,516	7,235,056
Masterbrand, Inc.(a)	80,535	647,501
Owens Corning	59,632	5,712,746
Trane Technologies PLC	149,875	27,574,002
Trex Co., Inc.(a)	71,197	3,465,158

		142,711,493

Capital Markets — 3.0%
Affiliated Managers Group, Inc.	24,285	3,458,670
Ameriprise Financial, Inc.(b)	68,882	21,112,333
Ares Management Corp., Class A(b)	100,660	8,399,070
Bank of New York Mellon Corp.	479,115	21,770,986
BlackRock, Inc.(b)(c)	96,823	64,786,206
Blackstone, Inc., Class A(b)	463,079	40,676,859
Blue Owl Capital, Inc.(b)	282,884	3,134,355
Carlyle Group, Inc.(b)	131,495	4,084,235
Cboe Global Markets, Inc.(b)	67,393	9,046,836
Charles Schwab Corp.	992,219	51,972,431
CME Group, Inc., Class A	234,091	44,833,108
Coinbase Global, Inc., Class A(a)(b)	103,157	6,970,319
Evercore, Inc., Class A	23,211	2,678,085
FactSet Research Systems, Inc.(b)	24,757	10,276,383
Franklin Resources, Inc.(b)	189,006	5,091,822
Goldman Sachs Group, Inc.	214,105	70,035,887
Interactive Brokers Group, Inc., Class A	61,695	5,093,539
Intercontinental Exchange, Inc.	360,170	37,562,129
Invesco Ltd.	248,796	4,080,254
Janus Henderson Group PLC	91,651	2,441,583
Jefferies Financial Group, Inc.	127,737	4,054,372
KKR & Co., Inc.(b)	374,353	19,661,020
Lazard Ltd., Class A	52,440	1,736,288
LPL Financial Holdings, Inc.	52,020	10,528,848
MarketAxess Holdings, Inc.	24,414	9,552,954
Moody’s Corp.(b)	104,303	31,918,804
Morgan Stanley(b)	804,786	70,660,211
Morningstar, Inc.	15,774	3,202,595
MSCI, Inc.(b)	50,674	28,361,731
Nasdaq, Inc.(b)	223,356	12,210,873
Northern Trust Corp.(b)	134,047	11,813,562
Raymond James Financial, Inc.(b)	126,574	11,805,557
Robinhood Markets, Inc., Class A(a)(b)	378,320	3,673,487
S&P Global, Inc.	210,043	72,416,525
SEI Investments Co.	68,639	3,950,174

Security	Shares	Value

Capital Markets (continued)
State Street Corp.(b)	236,239	$17,880,930
Stifel Financial Corp.	65,542	3,872,877
T Rowe Price Group, Inc.(b)	142,226	16,057,315
Tradeweb Markets, Inc., Class A	71,480	5,648,350
Virtu Financial, Inc., Class A(b)	63,979	1,209,203

		757,720,766

Chemicals — 1.8%
Air Products & Chemicals, Inc.	144,514	41,505,866
Albemarle Corp.(b)	76,489	16,907,128
Ashland, Inc.	33,878	3,479,609
Axalta Coating Systems Ltd.(a)	142,347	4,311,691
Celanese Corp.	69,512	7,569,162
CF Industries Holdings, Inc.(b)	128,594	9,321,779
Chemours Co.(b)	94,960	2,843,102
Corteva, Inc.	466,631	28,142,516
Dow, Inc.	460,205	25,228,438
DuPont de Nemours, Inc.(b)	299,866	21,521,383
Eastman Chemical Co.	79,270	6,685,632
Ecolab, Inc.	161,852	26,791,361
Element Solutions, Inc.(b)	141,355	2,729,565
FMC Corp.	82,269	10,047,513
Ginkgo Bioworks Holdings, Inc.(a)(b)	620,111	824,748
Huntsman Corp.	115,727	3,166,291
International Flavors & Fragrances, Inc.	167,009	15,358,148
Linde PLC	322,523	114,637,575
LyondellBasell Industries NV, Class A	166,425	15,625,643
Mosaic Co.	218,369	10,018,770
NewMarket Corp.(b)	3,942	1,438,751
Olin Corp.	79,864	4,432,452
PPG Industries, Inc.	154,160	20,592,693
RPM International, Inc.(b)	84,098	7,336,709
Scotts Miracle-Gro Co.(b)	27,058	1,887,025
Sherwin-Williams Co.	156,088	35,083,900
Valvoline, Inc.(b)	111,697	3,902,693
Westlake Corp.(b)	21,978	2,549,008

		443,939,151

Commercial Services & Supplies — 0.5%
Cintas Corp.	56,500	26,141,420
Clean Harbors, Inc.(a)(b)	34,033	4,851,744
Copart, Inc.(a)(b)	278,763	20,965,765
Driven Brands Holdings, Inc.(a)(b)	39,934	1,210,400
MSA Safety, Inc.	23,646	3,156,741
Republic Services, Inc.	135,086	18,266,329
Ritchie Bros Auctioneers, Inc.	46,019	2,590,409
Rollins, Inc.(b)	152,601	5,727,116
Stericycle, Inc.(a)	60,732	2,648,523
Tetra Tech, Inc.	35,050	5,149,195
Waste Management, Inc.	267,754	43,689,420

		134,397,062

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	160,517	26,944,384
Ciena Corp.(a)	94,864	4,982,257
Cisco Systems, Inc.	2,682,718	140,239,084
F5, Inc.(a)	38,627	5,627,568
Juniper Networks, Inc.	209,167	7,199,528
Lumentum Holdings, Inc.(a)(b)	42,539	2,297,531
Motorola Solutions, Inc.	107,395	30,728,931
Ubiquiti, Inc.(b)	2,640	717,262
Viasat, Inc.(a)(b)	49,823	1,686,010

		220,422,555

2

Schedule of Investments (unaudited) (continued) March 31, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.2%
AECOM	84,734	$7,144,771
MasTec, Inc.(a)	40,832	3,856,174
MDU Resources Group, Inc.	135,166	4,119,860
Quanta Services, Inc.(b)	92,207	15,365,374
Valmont Industries, Inc.(b)	13,372	4,269,412
WillScot Mobile Mini Holdings Corp.(a)	134,537	6,307,095

		41,062,686

Construction Materials — 0.1%
Eagle Materials, Inc.(b)	22,894	3,359,695
Martin Marietta Materials, Inc.	40,307	14,311,403
Vulcan Materials Co.	85,748	14,710,927

		32,382,025

Consumer Finance — 0.5%
Ally Financial, Inc.(b)	197,534	5,035,142
American Express Co.	388,379	64,063,116
Capital One Financial Corp.	248,971	23,941,051
Credit Acceptance Corp.(a)(b)	4,131	1,801,281
Discover Financial Services(b)	173,872	17,185,509
OneMain Holdings, Inc.(b)	72,148	2,675,248
SLM Corp.	155,536	1,927,091
SoFi Technologies, Inc.(a)(b)	524,429	3,183,284
Synchrony Financial	287,489	8,360,180
Upstart Holdings, Inc.(a)(b)	43,707	694,504

		128,866,406

Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	150,551	3,128,450
BJ’s Wholesale Club Holdings, Inc.(a)	86,409	6,573,133
Casey’s General Stores, Inc.	24,049	5,205,647
Costco Wholesale Corp.	289,023	143,606,858
Dollar General Corp.	147,093	30,957,193
Dollar Tree, Inc.(a)	136,890	19,650,559
Grocery Outlet Holding Corp.(a)(b)	55,202	1,560,009
Kroger Co.	427,717	21,116,388
Performance Food Group Co.(a)	98,740	5,957,972
Sysco Corp.(b)	331,619	25,610,935
Target Corp.(b)	302,310	50,071,605
U.S. Foods Holding Corp.(a)	128,728	4,755,212
Walgreens Boots Alliance, Inc.(b)	470,404	16,266,570
Walmart, Inc.	927,889	136,817,233

		471,277,764

Containers & Packaging — 0.3%
Amcor PLC	955,213	10,870,324
AptarGroup, Inc.(b)	42,450	5,017,166
Ardagh Group SA(a)	6,425	42,919
Ardagh Metal Packaging SA(b)	97,793	398,995
Avery Dennison Corp.(b)	53,645	9,598,700
Ball Corp.(b)	201,113	11,083,337
Berry Global Group, Inc.	81,151	4,779,794
Crown Holdings, Inc.(b)	76,167	6,299,773
Graphic Packaging Holding Co.(b)	202,600	5,164,274
International Paper Co.	231,772	8,357,698
Packaging Corp. of America(b)	60,030	8,333,965
Sealed Air Corp.	93,752	4,304,154
Silgan Holdings, Inc.	53,550	2,874,029
Sonoco Products Co.	61,423	3,746,803
Westrock Co.	163,771	4,990,102

		85,862,033

Security	Shares	Value

Distributors — 0.1%
Genuine Parts Co.	89,918	$15,044,181
LKQ Corp.(b)	164,509	9,337,531
Pool Corp.	25,049	8,577,779

		32,959,491

Diversified Consumer Services — 0.1%
ADT, Inc.(b)	133,480	965,060
Bright Horizons Family Solutions, Inc.(a)	36,928	2,843,087
Grand Canyon Education, Inc.(a)	18,942	2,157,494
H&R Block, Inc.(b)	99,175	3,495,919
Mister Car Wash, Inc.(a)(b)	52,555	453,024
Service Corp. International	99,265	6,827,447

		16,742,031

Diversified REITs — 0.0%
WP Carey, Inc.(b)	134,887	10,446,998

Diversified Telecommunication Services — 0.8%
AT&T, Inc.(b)	4,673,867	89,971,940
Frontier Communications Parent, Inc.(a)	154,336	3,514,230
Lumen Technologies, Inc.(b)	666,132	1,765,250
Verizon Communications, Inc.	2,743,744	106,704,204

		201,955,624

Electric Utilities — 1.7%
Alliant Energy Corp.(b)	163,969	8,755,945
American Electric Power Co., Inc.	335,533	30,530,148
Avangrid, Inc.(b)	47,390	1,889,913
Constellation Energy Corp.	213,987	16,797,979
Duke Energy Corp.(b)	502,599	48,485,725
Edison International(b)	246,457	17,397,400
Entergy Corp.(b)	131,462	14,163,716
Evergy, Inc.	143,716	8,783,922
Eversource Energy	225,476	17,645,752
Exelon Corp.(b)	647,923	27,141,494
FirstEnergy Corp.	351,613	14,085,617
Hawaiian Electric Industries, Inc.	68,358	2,624,947
IDACORP, Inc.	33,008	3,575,757
NextEra Energy, Inc.	1,296,432	99,928,979
NRG Energy, Inc.(b)	145,645	4,994,167
OGE Energy Corp.(b)	130,632	4,919,601
PG&E Corp.(a)(b)	1,078,667	17,442,045
Pinnacle West Capital Corp.	74,508	5,904,014
PPL Corp.	480,661	13,357,569
Southern Co.(b)	709,801	49,387,954
Xcel Energy, Inc.	355,725	23,990,094

		431,802,738

Electrical Equipment — 0.7%
Acuity Brands, Inc.(b)	20,333	3,715,449
AMETEK, Inc.	150,609	21,888,006
ChargePoint Holdings, Inc.(a)(b)	171,504	1,795,647
Eaton Corp. PLC(b)	260,528	44,638,868
Emerson Electric Co.	378,402	32,973,950
Generac Holdings, Inc.(a)(b)	40,355	4,358,744
Hubbell, Inc.(b)	34,679	8,437,747
nVent Electric PLC	109,802	4,714,898
Plug Power, Inc.(a)(b)	335,826	3,935,881
Regal Rexnord Corp.(b)	43,121	6,068,418
Rockwell Automation, Inc.(b)	75,171	22,058,930
Sensata Technologies Holding PLC(b)	96,324	4,818,126

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Sunrun, Inc.(a)(b)	136,992	$2,760,389
Vertiv Holdings Co.	206,533	2,955,487

		165,120,540

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A(b)	381,993	31,216,468
Arrow Electronics, Inc.(a)	40,101	5,007,412
Avnet, Inc.(b)	57,336	2,591,587
CDW Corp.(b)	88,592	17,265,695
Cognex Corp.(b)	110,658	5,483,104
Coherent Corp.(a)(b)	76,051	2,896,022
Corning, Inc.(b)	487,302	17,192,015
IPG Photonics Corp.(a)	21,582	2,661,276
Jabil, Inc.	83,875	7,394,420
Keysight Technologies, Inc.(a)	117,003	18,893,644
Littelfuse, Inc.(b)	15,530	4,163,438
National Instruments Corp.	84,959	4,452,701
TD SYNNEX Corp.	30,300	2,932,737
Teledyne Technologies, Inc.(a)(b)	30,200	13,510,272
Trimble, Inc.(a)(b)	159,856	8,379,651
Vontier Corp.(b)	100,593	2,750,213
Zebra Technologies Corp., Class A(a)(b)	33,684	10,711,512

		157,502,167

Energy Equipment & Services — 0.3%
Baker Hughes Co.(b)	614,243	17,727,053
Halliburton Co.(b)	586,012	18,541,420
NOV, Inc.(b)	260,948	4,830,147
Schlumberger NV	921,958	45,268,138

		86,366,758

Entertainment — 1.5%
Activision Blizzard, Inc.(b)	506,943	43,389,251
AMC Entertainment Holdings, Inc., Class A(a)(b)	317,303	1,589,688
Electronic Arts, Inc.	178,305	21,476,837
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	14,208	959,040
Liberty Media Corp.-Liberty Formula One, Class C(a)	130,988	9,801,832
Live Nation Entertainment, Inc.(a)	102,695	7,188,650
Madison Square Garden Sports Corp.	12,427	2,421,401
Netflix, Inc.(a)	285,770	98,727,820
Playtika Holding Corp.(a)	56,255	633,431
ROBLOX Corp., Class A(a)	289,777	13,034,170
Roku, Inc.(a)(b)	79,615	5,240,259
Spotify Technology SA(a)	90,252	12,059,472
Take-Two Interactive Software, Inc.(a)	106,794	12,740,524
Walt Disney Co.(a)(b)	1,189,443	119,098,928
Warner Bros Discovery, Inc., Class A(a)	1,540,917	23,267,847
World Wrestling Entertainment, Inc., Class A(b)	27,763	2,533,651

		374,162,801

Financial Services — 4.1%
Affirm Holdings, Inc.(a)(b)	136,020	1,532,945
Apollo Global Management, Inc.(b)	315,389	19,919,969
Berkshire Hathaway, Inc., Class B(a)	1,177,739	363,650,471
Block, Inc.(a)	350,070	24,032,306
Equitable Holdings, Inc.	236,735	6,010,702
Euronet Worldwide, Inc.(a)(b)	31,047	3,474,159
Fidelity National Information Services, Inc.	386,807	21,015,224
Fiserv, Inc.(a)	384,267	43,433,699
FleetCor Technologies, Inc.(a)	46,615	9,828,773
Global Payments, Inc.	170,875	17,982,885
Jack Henry & Associates, Inc.(b)	47,844	7,211,048
Mastercard, Inc., Class A	555,480	201,866,987

Security	Shares	Value

Financial Services (continued)
MGIC Investment Corp.(b)	181,135	$2,430,832
PayPal Holdings, Inc.(a)	743,995	56,498,980
Rocket Cos., Inc., Class A(a)(b)	81,478	738,191
Shift4 Payments, Inc., Class A(a)(b)	33,459	2,536,192
TFS Financial Corp.(b)	35,153	443,982
Toast, Inc., Class A(a)(b)	163,647	2,904,734
UWM Holdings Corp.(b)	64,344	315,929
Visa, Inc., Class A(b)	1,061,154	239,247,781
Voya Financial, Inc.	62,689	4,479,756
Western Union Co.	222,330	2,478,980
WEX, Inc.(a)	28,114	5,169,883

		1,037,204,408

Food Products — 1.1%
Archer-Daniels-Midland Co.	356,751	28,418,785
Bunge Ltd.(b)	91,421	8,732,534
Campbell Soup Co.(b)	127,872	7,030,403
Conagra Brands, Inc.	306,976	11,530,019
Darling Ingredients, Inc.(a)(b)	103,795	6,061,628
Flowers Foods, Inc.(b)	118,910	3,259,323
Freshpet, Inc.(a)(b)	31,354	2,075,321
General Mills, Inc.	384,796	32,884,666
Hershey Co.	95,201	24,220,086
Hormel Foods Corp.(b)	189,001	7,537,360
Ingredion, Inc.(b)	42,761	4,350,077
J M Smucker Co.	67,221	10,578,569
Kellogg Co.	165,911	11,109,401
Kraft Heinz Co.(b)	457,051	17,674,162
Lamb Weston Holdings, Inc.	94,114	9,836,795
McCormick & Co., Inc.(b)	163,485	13,603,587
Mondelez International, Inc., Class A	890,008	62,051,358
Pilgrim’s Pride Corp.(a)	28,135	652,169
Post Holdings, Inc.(a)(b)	34,781	3,125,768
Seaboard Corp.	134	505,181
Tyson Foods, Inc., Class A	181,401	10,760,707

		275,997,899

Gas Utilities — 0.1%
Atmos Energy Corp.(b)	91,827	10,317,682
National Fuel Gas Co.(b)	56,815	3,280,498
UGI Corp.	135,489	4,709,598

		18,307,778

Ground Transportation — 1.0%
Avis Budget Group, Inc.(a)	16,349	3,184,785
CSX Corp.	1,370,963	41,046,632
Hertz Global Holdings, Inc.(a)(b)	123,337	2,009,160
JB Hunt Transport Services, Inc.	54,036	9,481,157
Knight-Swift Transportation Holdings, Inc.(b)	103,727	5,868,874
Landstar System, Inc.(b)	23,133	4,146,822
Lyft, Inc., Class A(a)(b)	208,860	1,936,132
Norfolk Southern Corp.	148,046	31,385,752
Old Dominion Freight Line, Inc.(b)	64,918	22,126,651
RXO, Inc.(a)	73,396	1,441,497
Ryder System, Inc.	31,534	2,814,094
Schneider National, Inc., Class B	38,489	1,029,581
Uber Technologies, Inc.(a)(b)	1,252,603	39,707,515
U-Haul Holding Co.(b)	58,135	3,056,467
Union Pacific Corp.	401,190	80,743,499
XPO Logistics, Inc.(a)	68,185	2,175,101

		252,153,719

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories(b)	1,119,392	113,349,634
Align Technology, Inc.(a)(b)	51,169	17,097,610

4

Schedule of Investments (unaudited) (continued) March 31, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Baxter International, Inc.	326,625	$13,247,910
Becton Dickinson and Co.	185,342	45,879,559
Boston Scientific Corp.(a)	931,391	46,597,492
Cooper Cos., Inc.	31,682	11,828,792
Dentsply Sirona, Inc.(b)	142,536	5,598,814
Dexcom, Inc.(a)	251,391	29,206,606
Edwards Lifesciences Corp.(a)	403,130	33,350,945
Enovis Corp.(a)	34,315	1,835,509
Envista Holdings Corp.(a)	105,055	4,294,648
GE HealthCare Technologies, Inc.(a)	239,066	19,610,584
Globus Medical, Inc., Class A(a)	50,369	2,852,900
Hologic, Inc.(a)	159,633	12,882,383
ICU Medical, Inc.(a)(b)	12,997	2,143,985
IDEXX Laboratories, Inc.(a)	53,613	26,810,789
Insulet Corp.(a)	44,564	14,214,134
Integra LifeSciences Holdings Corp.(a)	47,284	2,714,574
Intuitive Surgical, Inc.(a)	229,961	58,748,137
Masimo Corp.(a)	31,624	5,835,893
Medtronic PLC(b)	872,518	70,342,401
Novocure Ltd.(a)(b)	67,214	4,042,250
Penumbra, Inc.(a)(b)	23,256	6,481,215
QuidelOrtho Corp.(a)(b)	32,212	2,869,767
ResMed, Inc.(b)	94,233	20,636,085
STERIS PLC(b)	64,880	12,410,246
Stryker Corp.(b)	229,341	65,469,975
Tandem Diabetes Care, Inc.(a)	40,218	1,633,253
Teleflex, Inc.(b)	30,845	7,813,347
Zimmer Biomet Holdings, Inc.	137,392	17,751,046

		677,550,483

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.(a)	56,585	4,088,266
Agilon Health, Inc.(a)(b)	126,675	3,008,531
Amedisys, Inc.(a)	19,371	1,424,737
AmerisourceBergen Corp.(b)	106,885	17,113,357
Cardinal Health, Inc.(b)	168,857	12,748,704
Centene Corp.(a)(b)	364,151	23,017,985
Chemed Corp.	9,411	5,060,765
Cigna Group	191,856	49,024,964
CVS Health Corp.(b)	840,213	62,436,228
DaVita, Inc.(a)	34,781	2,821,087
Elevance Health, Inc.	157,358	72,354,782
Encompass Health Corp.(b)	62,261	3,368,320
Enhabit, Inc.(a)(b)	29,130	405,198
Guardant Health, Inc.(a)	61,875	1,450,350
HCA Healthcare, Inc.	140,827	37,133,263
Henry Schein, Inc.(a)(b)	87,165	7,107,434
Humana, Inc.	82,512	40,056,276
Laboratory Corp. of America Holdings(b)	57,750	13,249,005
McKesson Corp.	90,715	32,299,076
Molina Healthcare, Inc.(a)	37,378	9,998,241
Oak Street Health, Inc.(a)	77,596	3,001,413
Premier, Inc., Class A	73,783	2,388,356
Quest Diagnostics, Inc.(b)	72,850	10,306,818
Tenet Healthcare Corp.(a)	67,394	4,004,551
UnitedHealth Group, Inc.	610,611	288,568,653
Universal Health Services, Inc., Class B(b)	40,255	5,116,411

		711,552,771

Health Care REITs — 0.2%
Healthcare Realty Trust, Inc.(b)	242,509	4,687,699
Healthpeak Properties, Inc.	357,375	7,851,529
Medical Properties Trust, Inc.(b)	386,511	3,177,120

Security	Shares	Value

Health Care REITs (continued)
Omega Healthcare Investors, Inc.(b)	157,038	$4,304,412
Ventas, Inc.	260,367	11,286,909
Welltower, Inc.(b)	308,549	22,119,878

		53,427,547

Health Care Technology(a)(b) — 0.1%
Certara, Inc.	72,883	1,757,209
Definitive Healthcare Corp.	20,194	208,604
Doximity, Inc., Class A	72,647	2,352,310
Teladoc Health, Inc.	100,937	2,614,268
Veeva Systems, Inc., Class A	91,477	16,812,558

		23,744,949

Hotel & Resort REITs(b) — 0.0%
Host Hotels & Resorts, Inc.	466,331	7,689,798
Park Hotels & Resorts, Inc.	137,590	1,700,613

		9,390,411

Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(a)(b)	244,861	30,460,708
Aramark(b)	151,328	5,417,542
Booking Holdings, Inc.(a)	25,313	67,140,454
Boyd Gaming Corp.	51,692	3,314,491
Caesars Entertainment, Inc.(a)	131,716	6,429,058
Carnival Corp.(a)(b)	644,950	6,546,243
Chipotle Mexican Grill, Inc.(a)	17,966	30,691,138
Choice Hotels International, Inc.(b)	20,196	2,366,769
Churchill Downs, Inc.(b)	22,799	5,860,483
Darden Restaurants, Inc.(b)	79,833	12,386,888
Domino’s Pizza, Inc.	23,313	7,690,259
DoorDash, Inc., Class A(a)	161,216	10,246,889
DraftKings, Inc., Class A(a)(b)	233,193	4,514,617
Expedia Group, Inc.(a)(b)	97,247	9,435,876
Hilton Worldwide Holdings, Inc.	170,522	24,021,434
Hyatt Hotels Corp., Class A(a)(b)	30,663	3,427,817
Las Vegas Sands Corp.(a)(b)	215,850	12,400,583
Marriott International, Inc., Class A(b)	173,188	28,756,136
Marriott Vacations Worldwide Corp.(b)	24,763	3,339,538
McDonald’s Corp.(b)	482,429	134,891,973
MGM Resorts International(b)	205,942	9,147,944
Norwegian Cruise Line Holdings Ltd.(a)(b)	272,185	3,660,888
Penn Entertainment, Inc.(a)(b)	102,537	3,041,248
Planet Fitness, Inc., Class A(a)	54,225	4,211,656
Royal Caribbean Cruises Ltd.(a)(b)	144,328	9,424,618
Six Flags Entertainment Corp.(a)(b)	45,434	1,213,542
Starbucks Corp.	748,554	77,946,928
Travel & Leisure Co.	50,043	1,961,686
Vail Resorts, Inc.(b)	26,142	6,108,863
Wendy’s Co.(b)	106,639	2,322,597
Wyndham Hotels & Resorts, Inc.(b)	55,385	3,757,872
Wynn Resorts Ltd.(a)	68,574	7,674,116
Yum! Brands, Inc.	184,123	24,318,966

		564,129,820

Household Durables — 0.4%
D.R. Horton, Inc.(b)	206,036	20,127,657
Garmin Ltd.	101,195	10,212,599
Leggett & Platt, Inc.(b)	87,296	2,782,996
Lennar Corp., B Shares(b)	10,567	943,739
Lennar Corp., Class A(b)	164,423	17,282,502
Mohawk Industries, Inc.(a)	33,673	3,374,708
Newell Brands, Inc.(b)	247,682	3,081,164
NVR, Inc.(a)(b)	1,892	10,542,583
PulteGroup, Inc.	149,759	8,727,955
Tempur Sealy International, Inc.(b)	109,975	4,342,913

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Toll Brothers, Inc.	69,701	$4,184,151
TopBuild Corp.(a)	21,207	4,414,025
Whirlpool Corp.(b)	34,369	4,537,395

		94,554,387

Household Products — 1.3%
Church & Dwight Co., Inc.	157,377	13,913,700
Clorox Co.(b)	80,365	12,716,958
Colgate-Palmolive Co.	540,387	40,610,083
Kimberly-Clark Corp.	219,569	29,470,551
Procter & Gamble Co.	1,540,958	229,125,045
Reynolds Consumer Products, Inc.(b)	33,158	911,845
Spectrum Brands Holdings, Inc.(b)	24,767	1,640,071

		328,388,253

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.(b)	435,080	10,476,727
Brookfield Renewable Corp., Class A(b)	81,252	2,839,757
Vistra Corp.	254,660	6,111,840

		19,428,324

Industrial Conglomerates — 0.8%
3M Co.(b)	359,842	37,822,993
General Electric Co.	707,467	67,633,845
Honeywell International, Inc.	439,946	84,082,479

		189,539,317

Industrial REITs — 0.4%
Americold Realty Trust, Inc.	173,301	4,930,413
EastGroup Properties, Inc.(b)	27,506	4,547,292
First Industrial Realty Trust, Inc.	87,217	4,639,944
Prologis, Inc.	600,915	74,976,165
Rexford Industrial Realty, Inc.	126,320	7,534,988

		96,628,802

Insurance — 2.2%
Aflac, Inc.(b)	398,684	25,723,092
Allstate Corp.	171,379	18,990,507
American Financial Group, Inc.	42,828	5,203,602
American International Group, Inc.	484,972	24,423,190
Aon PLC, Class A	133,730	42,163,732
Arch Capital Group Ltd.(a)	229,494	15,575,758
Arthur J Gallagher & Co.	135,838	25,987,168
Assurant, Inc.(b)	32,851	3,944,420
Assured Guaranty Ltd.	35,568	1,788,003
Axis Capital Holdings Ltd.(b)	53,100	2,895,012
Brighthouse Financial, Inc.(a)	43,389	1,913,889
Brown & Brown, Inc.	155,406	8,923,413
Chubb Ltd.	271,285	52,678,121
Cincinnati Financial Corp.	99,973	11,204,974
CNA Financial Corp.	18,457	720,377
Erie Indemnity Co., Class A(b)	16,874	3,909,031
Everest Re Group Ltd.(b)	25,457	9,114,115
F&G Annuities & Life, Inc.(b)	10,871	196,983
Fidelity National Financial, Inc.	166,043	5,799,882
First American Financial Corp.	62,339	3,469,789
Globe Life, Inc.(b)	57,827	6,362,127
Hanover Insurance Group, Inc.(b)	22,545	2,897,032
Hartford Financial Services Group, Inc.(b)	205,124	14,295,092
Kemper Corp.(b)	42,302	2,312,227
Lincoln National Corp.	108,242	2,432,198
Loews Corp.	129,145	7,492,993
Markel Corp.(a)(b)	8,510	10,870,759
Marsh & McLennan Cos., Inc.	323,328	53,850,278

Security	Shares	Value

Insurance (continued)
MetLife, Inc.	431,712	$25,013,393
Old Republic International Corp.	186,636	4,660,301
Primerica, Inc.(b)	24,579	4,233,487
Principal Financial Group, Inc.(b)	156,460	11,628,107
Progressive Corp.	381,086	54,518,163
Prudential Financial, Inc.(b)	240,193	19,873,569
Reinsurance Group of America, Inc.	44,369	5,890,428
RenaissanceRe Holdings Ltd.	28,673	5,744,349
Ryan Specialty Holdings, Inc.(a)(b)	54,410	2,189,458
Travelers Cos., Inc.(b)	152,701	26,174,478
Unum Group	128,322	5,076,418
W.R. Berkley Corp.	134,971	8,403,294
White Mountains Insurance Group Ltd.(b)	1,554	2,140,619
Willis Towers Watson PLC(b)	69,560	16,164,353

		556,848,181

Interactive Media & Services(a) — 4.4%
Alphabet, Inc., Class A	3,926,798	407,326,757
Alphabet, Inc., Class C	3,414,838	355,143,152
IAC, Inc.	52,124	2,689,598
Match Group, Inc.	182,874	7,020,533
Meta Platforms, Inc., Class A	1,452,626	307,869,555
Pinterest, Inc., Class A(b)	383,793	10,466,035
TripAdvisor, Inc.	69,707	1,384,381
ZoomInfo Technologies, Inc., CLass A(b)	176,672	4,365,565

		1,096,265,576

IT Services — 1.4%
Accenture PLC, Class A	413,636	118,221,305
Akamai Technologies, Inc.(a)	101,718	7,964,519
Amdocs Ltd.(b)	78,257	7,515,020
Cloudflare, Inc., Class A(a)(b)	182,122	11,229,643
Cognizant Technology Solutions Corp., Class A	334,744	20,395,952
DXC Technology Co.(a)	145,410	3,716,680
EPAM Systems, Inc.(a)	36,008	10,766,392
Gartner, Inc.(a)	50,343	16,400,239
Globant SA(a)	26,741	4,385,791
GoDaddy, Inc., Class A(a)	101,013	7,850,730
International Business Machines Corp.	587,472	77,011,705
Kyndryl Holdings, Inc.(a)(b)	128,713	1,899,804
MongoDB, Inc.(a)(b)	43,311	10,096,660
Okta, Inc.(a)(b)	97,442	8,403,398
Snowflake, Inc., Class A(a)(b)	202,282	31,210,090
Thoughtworks Holding, Inc.(a)(b)	50,705	373,189
Twilio, Inc., Class A(a)	113,380	7,554,509
VeriSign, Inc.(a)(b)	60,509	12,787,367
Wix.com Ltd.(a)	36,858	3,678,428

		361,461,421

Leisure Products — 0.1%
Brunswick Corp.(b)	46,500	3,813,000
Hasbro, Inc.	86,407	4,639,192
Mattel, Inc.(a)(b)	222,523	4,096,648
Peloton Interactive, Inc., Class A(a)(b)	211,296	2,396,097
Polaris, Inc.(b)	36,049	3,988,101
YETI Holdings, Inc.(a)(b)	55,061	2,202,440

		21,135,478

Life Sciences Tools & Services — 1.8%
10X Genomics, Inc., Class A(a)	61,186	3,413,567
Agilent Technologies, Inc.	192,991	26,698,375
Avantor, Inc.(a)(b)	399,661	8,448,834
Azenta, Inc.(a)(b)	49,560	2,211,367
Bio-Rad Laboratories, Inc., Class A(a)(b)	14,036	6,723,525

6

Schedule of Investments (unaudited) (continued) March 31, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Bio-Techne Corp.	102,397	$7,596,833
Bruker Corp.	68,711	5,417,175
Charles River Laboratories International, Inc.(a)	32,828	6,625,347
Danaher Corp.(b)	422,582	106,507,567
Illumina, Inc.(a)	102,530	23,843,352
IQVIA Holdings, Inc.(a)	121,250	24,115,412
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	64,873	908,871
Mettler-Toledo International, Inc.(a)	14,375	21,996,769
PerkinElmer, Inc.	82,255	10,961,301
QIAGEN NV(a)	148,127	6,803,473
Repligen Corp.(a)	35,478	5,973,076
Sotera Health Co.(a)	62,387	1,117,351
Syneos Health, Inc.(a)	68,168	2,428,144
Thermo Fisher Scientific, Inc.	255,423	147,218,155
Waters Corp.(a)(b)	38,523	11,927,876
West Pharmaceutical Services, Inc.	47,880	16,588,984

		447,525,354

Machinery — 1.9%
AGCO Corp.(b)	40,053	5,415,166
Allison Transmission Holdings, Inc.	60,337	2,729,646
Caterpillar, Inc.	339,700	77,736,948
Crane Holdings Co.	29,782	3,380,257
Cummins, Inc.	91,926	21,959,283
Deere & Co.	177,370	73,232,525
Donaldson Co., Inc.	77,320	5,052,089
Dover Corp.	91,406	13,888,228
Esab Corp.(b)	36,615	2,162,848
Flowserve Corp.(b)	83,545	2,840,530
Fortive Corp.(b)	229,095	15,617,406
Gates Industrial Corp. PLC(a)	77,258	1,073,114
Graco, Inc.	109,144	7,968,603
IDEX Corp.(b)	49,540	11,445,226
Illinois Tool Works, Inc.(b)	199,469	48,560,728
Ingersoll Rand, Inc.(b)	263,193	15,312,569
ITT, Inc.(b)	55,654	4,802,940
Lincoln Electric Holdings, Inc.(b)	36,713	6,208,168
Middleby Corp.(a)	35,472	5,200,550
Nordson Corp.	37,734	8,386,759
Oshkosh Corp.	41,868	3,482,580
Otis Worldwide Corp.	272,368	22,987,859
PACCAR, Inc.	333,795	24,433,794
Parker-Hannifin Corp.	83,477	28,057,454
Pentair PLC	109,077	6,028,686
Snap-on, Inc.	34,056	8,408,086
Stanley Black & Decker, Inc.(b)	94,922	7,648,815
Timken Co.(b)	39,631	3,238,645
Toro Co.	68,655	7,631,690
Westinghouse Air Brake Technologies Corp.	118,050	11,930,133
Xylem, Inc.(b)	116,814	12,230,426

		469,051,751

Marine Transportation — 0.0%
Kirby Corp.(a)	40,402	2,816,019

Media — 0.9%
Altice USA, Inc., Class A(a)	121,027	413,912
Cable One, Inc.(b)	3,861	2,710,422
Charter Communications, Inc., Class A(a)(b)	68,719	24,574,602
Comcast Corp., Class A	2,730,749	103,522,695
DISH Network Corp., Class A(a)	158,444	1,478,283
Fox Corp., Class A(b)	189,529	6,453,462
Fox Corp., Class B	91,794	2,874,070

Security	Shares	Value

Media (continued)
Interpublic Group of Cos., Inc.(b)	251,434	$9,363,402
Liberty Broadband Corp., Class A(a)	10,629	872,853
Liberty Broadband Corp., Class C(a)	77,302	6,315,573
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	50,444	1,416,972
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	97,641	2,732,972
New York Times Co., Class A(b)	107,071	4,162,921
News Corp., Class A(b)	242,198	4,182,759
News Corp., Class B(b)	71,927	1,253,688
Nexstar Media Group, Inc., Class A(b)	23,764	4,103,092
Omnicom Group, Inc.(b)	129,724	12,238,162
Paramount Global, Class A(b)	7,797	201,474
Paramount Global, Class B(b)	372,069	8,300,859
Sirius XM Holdings, Inc.(b)	461,307	1,831,389
Trade Desk, Inc., Class A(a)	287,616	17,518,691

		216,522,253

Metals & Mining — 0.6%
Alcoa Corp.	114,871	4,888,910
Cleveland-Cliffs, Inc.(a)	338,246	6,200,049
Freeport-McMoRan, Inc.	930,244	38,056,282
MP Materials Corp.(a)(b)	61,608	1,736,730
Newmont Corp.(b)	519,043	25,443,488
Nucor Corp.(b)	167,418	25,861,058
Reliance Steel & Aluminum Co.(b)	37,908	9,732,500
Royal Gold, Inc.(b)	43,044	5,583,237
Southern Copper Corp.(b)	57,210	4,362,262
SSR Mining, Inc.(b)	126,267	1,909,157
Steel Dynamics, Inc.(b)	109,196	12,345,700
U.S. Steel Corp.	151,259	3,947,860

		140,067,233

Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
AGNC Investment Corp.	381,020	3,840,682
Annaly Capital Management, Inc.	302,525	5,781,253
Rithm Capital Corp.	288,433	2,307,464
Starwood Property Trust, Inc.	182,748	3,232,812

		15,162,211

Multi-Utilities — 0.7%
Ameren Corp.(b)	166,573	14,390,241
CenterPoint Energy, Inc.	409,196	12,054,914
CMS Energy Corp.(b)	188,821	11,589,833
Consolidated Edison, Inc.(b)	231,929	22,188,647
Dominion Energy, Inc.	543,205	30,370,592
DTE Energy Co.	125,106	13,704,111
NiSource, Inc.(b)	267,224	7,471,583
Public Service Enterprise Group, Inc.(b)	325,739	20,342,401
Sempra Energy	205,295	31,032,392
WEC Energy Group, Inc.	206,031	19,529,679

		182,674,393

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(b)	111,013	13,942,123
Boston Properties, Inc.(b)	104,329	5,646,286
Cousins Properties, Inc.(b)	97,224	2,078,649
Douglas Emmett, Inc.(b)	103,140	1,271,716
Highwoods Properties, Inc.	69,806	1,618,801
Hudson Pacific Properties, Inc.(b)	80,397	534,640
JBG SMITH Properties(b)	71,975	1,083,944
Kilroy Realty Corp.(b)	79,511	2,576,156
SL Green Realty Corp.(b)	40,668	956,511
Vornado Realty Trust(b)	108,810	1,672,410

		31,381,236

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 4.2%
Antero Midstream Corp.(b)	216,141	$2,267,319
Antero Resources Corp.(a)	184,466	4,259,320
APA Corp.(b)	207,490	7,482,089
Cheniere Energy, Inc.	162,347	25,585,887
Chesapeake Energy Corp.(b)	77,920	5,925,037
Chevron Corp.	1,262,543	205,996,516
ConocoPhillips	798,938	79,262,639
Coterra Energy, Inc.(b)	511,810	12,559,817
Devon Energy Corp.	424,244	21,470,989
Diamondback Energy, Inc.	115,696	15,638,628
DT Midstream, Inc.(a)(b)	60,911	3,007,176
Enviva, Inc.(b)	18,229	526,453
EOG Resources, Inc.(b)	381,731	43,757,825
EQT Corp.(b)	242,370	7,734,027
Exxon Mobil Corp.	2,690,203	295,007,661
Hess Corp.(b)	183,662	24,305,829
HF Sinclair Corp.(b)	89,726	4,340,944
Kinder Morgan, Inc.	1,296,280	22,697,863
Marathon Oil Corp.	415,632	9,958,543
Marathon Petroleum Corp.	299,845	40,428,101
New Fortress Energy, Inc.(b)	35,069	1,032,081
Occidental Petroleum Corp.(b)	517,985	32,337,804
ONEOK, Inc.	291,160	18,500,306
Ovintiv, Inc.(b)	159,373	5,750,178
PDC Energy, Inc.(b)	56,222	3,608,328
Phillips 66	302,778	30,695,634
Pioneer Natural Resources Co.(b)	155,091	31,675,786
Range Resources Corp.	157,080	4,157,908
Southwestern Energy Co.(a)	741,999	3,709,995
Targa Resources Corp.	147,400	10,752,830
Texas Pacific Land Corp.(b)	3,710	6,310,784
Valero Energy Corp.(b)	251,007	35,040,577
Vitesse Energy, Inc.	15,033	286,078
Williams Cos., Inc.(b)	796,426	23,781,280

		1,039,852,232

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.(b)	44,600	2,417,766

Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)(b)	78,824	3,307,455
American Airlines Group, Inc.(a)(b)	417,542	6,158,745
Copa Holdings SA, Class A(a)(b)	19,504	1,801,194
Delta Air Lines, Inc.(a)	413,760	14,448,499
JetBlue Airways Corp.(a)	198,274	1,443,435
Southwest Airlines Co.	386,222	12,567,664
United Airlines Holdings, Inc.(a)	214,881	9,508,484

		49,235,476

Personal Care Products — 0.2%
Coty, Inc., Class A(a)(b)	235,728	2,842,880
Estee Lauder Cos., Inc., Class A	149,777	36,914,039
Olaplex Holdings, Inc.(a)	74,023	316,078

		40,072,997

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	1,390,278	96,360,168
Catalent, Inc.(a)	116,437	7,651,075
Elanco Animal Health, Inc.(a)	284,720	2,676,368
Eli Lilly and Co.	550,054	188,899,545
Jazz Pharmaceuticals PLC(a)	39,395	5,764,670
Johnson & Johnson	1,718,043	266,296,665
Merck & Co., Inc.	1,651,405	175,692,978
Organon & Co.(b)	161,974	3,809,629

Security	Shares	Value

Pharmaceuticals (continued)
Perrigo Co. PLC(b)	90,368	$3,241,500
Pfizer, Inc.	3,689,624	150,536,659
Royalty Pharma PLC, Class A	243,399	8,769,666
Viatris, Inc.	780,403	7,507,477
Zoetis, Inc.(b)	307,348	51,155,001

		968,361,401

Professional Services — 0.9%
Automatic Data Processing, Inc.	272,571	60,682,482
Booz Allen Hamilton Holding Corp., Class A(b)	86,601	8,027,047
Broadridge Financial Solutions, Inc.	76,092	11,152,804
CACI International, Inc., Class A(a)	15,470	4,583,451
Clarivate PLC(a)(b)	308,961	2,901,144
Concentrix Corp.(b)	27,024	3,284,767
CoStar Group, Inc.(a)	263,434	18,137,431
Dun & Bradstreet Holdings, Inc.(b)	166,519	1,954,933
Equifax, Inc.(b)	78,543	15,931,662
FTI Consulting, Inc.(a)(b)	21,648	4,272,233
Genpact Ltd.	115,892	5,356,528
Jacobs Solutions, Inc.	81,696	9,600,097
KBR, Inc.(b)	87,326	4,807,296
Leidos Holdings, Inc.	87,897	8,091,798
ManpowerGroup, Inc.	31,630	2,610,424
Paychex, Inc.(b)	210,896	24,166,573
Robert Half International, Inc.(b)	67,679	5,452,897
Science Applications International Corp.(b)	35,280	3,791,189
SS&C Technologies Holdings, Inc.	143,778	8,119,144
TransUnion	123,790	7,692,310
Verisk Analytics, Inc.(b)	101,466	19,467,267

		230,083,477

Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	206,785	15,056,016
Howard Hughes Corp.(b)	25,396	2,031,680
Jones Lang LaSalle, Inc.	31,071	4,520,520
Opendoor Technologies, Inc.(b)	279,919	492,657
WeWork, Inc., Class A(b)	77,407	60,168
Zillow Group, Inc., Class A	39,481	1,725,320
Zillow Group, Inc., Class C(b)	103,927	4,621,634

		28,507,995

Residential REITs — 0.4%
American Homes 4 Rent, Class A(b)	204,307	6,425,455
Apartment Income REIT Corp.	97,015	3,474,107
AvalonBay Communities, Inc.(b)	90,307	15,176,994
Camden Property Trust	68,324	7,163,088
Equity LifeStyle Properties, Inc.(b)	117,467	7,885,560
Equity Residential	239,749	14,384,940
Essex Property Trust, Inc.	41,373	8,652,749
Invitation Homes, Inc.(b)	395,825	12,361,615
Mid-America Apartment Communities, Inc.	75,081	11,340,234
Sun Communities, Inc.	79,335	11,176,715
UDR, Inc.(b)	212,561	8,727,755

		106,769,212

Retail REITs — 0.3%
Brixmor Property Group, Inc.	188,583	4,058,306
Federal Realty Investment Trust(b)	52,212	5,160,112
Kimco Realty Corp.	397,513	7,763,429
National Retail Properties, Inc.	118,800	5,245,020
Realty Income Corp.(b)	409,514	25,930,427
Regency Centers Corp.	110,934	6,786,942

8

Schedule of Investments (unaudited) (continued) March 31, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
Simon Property Group, Inc.	213,287	$23,881,745
Spirit Realty Capital, Inc.(b)	88,573	3,528,748

		82,354,729

Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc.(a)(b)	1,054,386	103,340,372
Allegro MicroSystems, Inc.(a)(b)	41,568	1,994,848
Analog Devices, Inc.	330,095	65,101,336
Applied Materials, Inc.	550,393	67,604,772
Broadcom, Inc.(b)	257,831	165,408,900
Cirrus Logic, Inc.(a)	36,491	3,991,386
Enphase Energy, Inc.(a)	85,642	18,008,800
Entegris, Inc.	96,519	7,915,523
First Solar, Inc.(a)	68,829	14,970,308
Globalfoundries, Inc.(a)(b)	40,822	2,946,532
Intel Corp.	2,702,750	88,298,842
KLA Corp.	90,868	36,271,780
Lam Research Corp.	87,689	46,485,693
Lattice Semiconductor Corp.(a)	88,405	8,442,678
Marvell Technology, Inc.(b)	553,554	23,968,888
Microchip Technology, Inc.(b)	347,184	29,087,076
Micron Technology, Inc.	708,747	42,765,794
MKS Instruments, Inc.(b)	36,836	3,264,406
Monolithic Power Systems, Inc.(b)	29,623	14,827,496
NVIDIA Corp.	1,544,479	429,009,932
ON Semiconductor Corp.(a)	283,348	23,325,207
Qorvo, Inc.(a)	64,690	6,570,563
QUALCOMM, Inc.	731,470	93,320,943
Skyworks Solutions, Inc.(b)	103,083	12,161,732
Teradyne, Inc.(b)	102,128	10,979,781
Texas Instruments, Inc.	592,391	110,190,650
Universal Display Corp.(b)	28,756	4,460,918
Wolfspeed, Inc.(a)(b)	80,018	5,197,169

		1,439,912,325

Software — 9.6%
Adobe, Inc.(a)	298,475	115,023,311
Alteryx, Inc., Class A(a)	39,880	2,346,539
ANSYS, Inc.(a)	56,977	18,961,946
AppLovin Corp., Class A(a)	150,130	2,364,547
Aspen Technology, Inc.(a)(b)	17,433	3,989,891
Atlassian Corp., Class A(a)	94,034	16,095,800
Autodesk, Inc.(a)	141,989	29,556,430
Bentley Systems, Inc., Class B(b)	112,449	4,834,182
Bills Holdings, Inc.(a)(b)	62,947	5,107,520
Black Knight, Inc.(a)	99,891	5,749,726
Cadence Design Systems, Inc.(a)	177,945	37,384,465
CCC Intelligent Solutions Holdings, Inc.(a)(b)	100,713	903,396
Ceridian HCM Holding, Inc.(a)	87,796	6,428,423
Confluent, Inc., Class A(a)(b)	84,354	2,030,401
Crowdstrike Holdings, Inc., Class A(a)	141,040	19,359,150
Datadog, Inc., Class A(a)	173,149	12,581,006
DocuSign, Inc.(a)	127,587	7,438,322
Dolby Laboratories, Inc., Class A	38,321	3,273,380
DoubleVerify Holdings, Inc.(a)(b)	56,718	1,710,048
Dropbox, Inc., Class A(a)	173,645	3,754,205
Dynatrace, Inc.(a)	144,221	6,100,548
Elastic NV(a)	51,528	2,983,471
Fair Isaac Corp.(a)	15,932	11,195,257
Five9, Inc.(a)	45,088	3,259,411
Fortinet, Inc.(a)	420,884	27,971,951
Gen Digital, Inc.	363,013	6,229,303
Guidewire Software, Inc.(a)	52,727	4,326,250
HubSpot, Inc.(a)	29,905	12,821,769

Security	Shares	Value

Software (continued)
Informatica, Inc., Class A(a)(b)	18,554	$304,286
Intuit, Inc.	179,893	80,201,696
Jamf Holding Corp.(a)(b)	42,816	831,487
Manhattan Associates, Inc.(a)	40,829	6,322,371
Microsoft Corp.	4,884,610	1,408,233,063
nCino, Inc.(a)(b)	42,161	1,044,750
NCR Corp.(a)	79,246	1,869,413
New Relic, Inc.(a)(b)	34,542	2,600,667
Nutanix, Inc., Class A(a)	153,425	3,987,516
Oracle Corp.(b)	997,853	92,720,501
Palantir Technologies, Inc., Class A(a)(b)	1,199,706	10,137,516
Palo Alto Networks, Inc.(a)(b)	194,050	38,759,547
Paycom Software, Inc.(a)	33,473	10,176,127
Paycor HCM, Inc.(a)(b)	42,568	1,128,903
Paylocity Holding Corp.(a)	25,666	5,101,887
Pegasystems, Inc.(b)	24,451	1,185,384
Procore Technologies, Inc.(a)(b)	46,447	2,908,976
PTC, Inc.(a)	69,024	8,850,947
RingCentral, Inc., Class A(a)	55,109	1,690,193
Roper Technologies, Inc.	68,891	30,359,575
Salesforce, Inc.(a)	628,253	125,512,384
SentinelOne, Inc., Class A(a)	128,760	2,106,514
ServiceNow, Inc.(a)	132,361	61,510,804
Smartsheet, Inc., Class A(a)	81,207	3,881,695
Splunk, Inc.(a)	107,069	10,265,776
Synopsys, Inc.(a)	99,448	38,411,790
Teradata Corp.(a)	69,364	2,793,982
Tyler Technologies, Inc.(a)(b)	26,885	9,534,496
UiPath, Inc., Class A(a)	240,799	4,228,430
Unity Software, Inc.(a)(b)	161,397	5,235,719
VMware, Inc., Class A(a)	138,530	17,295,470
Workday, Inc., Class A(a)	130,283	26,908,651
Zoom Video Communications, Inc., Class A(a)	160,790	11,872,734
Zscaler, Inc.(a)(b)	54,993	6,424,832

		2,408,178,730

Specialized REITs — 1.2%
American Tower Corp.	302,878	61,890,091
Crown Castle, Inc.(b)	281,635	37,694,028
CubeSmart(b)	147,990	6,840,098
Digital Realty Trust, Inc.(b)	187,420	18,425,260
EPR Properties(b)	50,315	1,917,002
Equinix, Inc.(b)	60,280	43,464,291
Extra Space Storage, Inc.(b)	85,903	13,996,176
Gaming & Leisure Properties, Inc.	156,776	8,161,759
Iron Mountain, Inc.(b)	189,385	10,020,360
Lamar Advertising Co., Class A(b)	57,162	5,709,912
Life Storage, Inc.	54,980	7,207,328
National Storage Affiliates Trust(b)	56,789	2,372,644
Public Storage	101,987	30,814,352
Rayonier, Inc.(b)	92,756	3,085,065
SBA Communications Corp.	69,670	18,188,747
VICI Properties, Inc.	655,560	21,384,367
Weyerhaeuser Co.(b)	475,578	14,329,165

		305,500,645

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	38,621	4,696,700
AutoNation, Inc.(a)(b)	21,582	2,899,758
AutoZone, Inc.(a)	12,194	29,974,681
Bath & Body Works, Inc.	148,425	5,429,387
Best Buy Co., Inc.(b)	128,457	10,054,329
Burlington Stores, Inc.(a)	41,959	8,479,914
CarMax, Inc.(a)(b)	103,509	6,653,559

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Carvana Co.(a)(b)	62,123	$608,184
Dick’s Sporting Goods, Inc.(b)	34,760	4,932,096
Five Below, Inc.(a)(b)	35,494	7,310,699
Floor & Decor Holdings, Inc., Class A(a)(b)	67,684	6,647,922
GameStop Corp., Class A(a)(b)	176,004	4,051,612
Gap, Inc.(b)	121,344	1,218,294
Home Depot, Inc.	665,270	196,334,482
Leslie’s, Inc.(a)(b)	113,353	1,248,017
Lithia Motors, Inc.(b)	18,025	4,126,463
Lowe’s Cos., Inc.	394,937	78,975,552
O’Reilly Automotive, Inc.(a)(b)	40,446	34,337,845
Penske Automotive Group, Inc.(b)	16,349	2,318,452
Petco Health & Wellness Co., Inc.(a)(b)	47,926	431,334
RH(a)	11,973	2,916,024
Ross Stores, Inc.	222,973	23,664,124
TJX Cos., Inc.	757,654	59,369,767
Tractor Supply Co.(b)	72,425	17,022,772
Ulta Beauty, Inc.(a)	32,625	17,802,484
Victoria’s Secret & Co.(a)(b)	56,422	1,926,811
Wayfair, Inc., Class A(a)(b)	53,014	1,820,501
Williams-Sonoma, Inc.(b)	43,713	5,318,124

		540,569,887

Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	9,811,279	1,617,879,907
Dell Technologies, Inc., Class C	160,562	6,456,198
Hewlett Packard Enterprise Co.	838,299	13,354,103
HP, Inc.(b)	642,940	18,870,289
NetApp, Inc.	140,466	8,968,754
Pure Storage, Inc., Class A(a)	185,988	4,744,554
Western Digital Corp.(a)(b)	204,141	7,689,992

		1,677,963,797

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)(b)	79,938	3,757,086
Carter’s, Inc.(b)	23,015	1,655,239
Columbia Sportswear Co.	23,947	2,160,977
Deckers Outdoor Corp.(a)	17,083	7,679,663
Hanesbrands, Inc.(b)	232,530	1,223,108
Lululemon Athletica, Inc.(a)	72,848	26,530,513
NIKE, Inc., Class B(b)	785,394	96,320,720
PVH Corp.	42,093	3,753,012
Ralph Lauren Corp.(b)	27,377	3,194,075
Skechers USA, Inc., Class A(a)(b)	86,103	4,091,614
Tapestry, Inc.(b)	153,250	6,606,607
Under Armour, Inc., Class A(a)	126,836	1,203,674
Under Armour, Inc., Class C(a)	128,526	1,096,327
VF Corp.	222,539	5,098,368

		164,370,983

Tobacco — 0.6%
Altria Group, Inc.	1,170,314	52,219,410
Philip Morris International, Inc.	1,011,563	98,374,502

		150,593,912

Security	Shares	Value

Trading Companies & Distributors — 0.3%
Air Lease Corp.	68,474	$2,695,821
Core & Main, Inc., Class A(a)(b)	47,150	1,089,165
Fastenal Co.(b)	375,947	20,278,581
MSC Industrial Direct Co., Inc., Class A	30,370	2,551,080
SiteOne Landscape Supply, Inc.(a)(b)	28,341	3,879,033
United Rentals, Inc.	45,757	18,108,790
Univar Solutions, Inc.(a)	107,643	3,770,734
W.W.Grainger, Inc.	29,482	20,307,497
Watsco, Inc.(b)	21,550	6,856,348
WESCO International, Inc.	28,552	4,412,426

		83,949,475

Water Utilities(b) — 0.1%
American Water Works Co., Inc.	126,364	18,511,062
Essential Utilities, Inc.	150,984	6,590,452

		25,101,514

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)(b)	381,852	55,307,444

Total Common Stocks — 98.6% (Cost: $16,210,824,873)		24,704,451,722

Investment Companies

Capital Markets — 0.9%
iShares Russell 1000 ETF(b)(c)	996,902	224,532,237

Total Investment Companies — 0.9% (Cost: $208,018,464)		224,532,237

Total Long-Term Investments — 99.5% (Cost: $16,418,843,337)		24,928,983,959

Short-Term Securities

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	2,296,828,908	2,297,517,957
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(c)(d)	176,126,827	176,126,827

Total Short-Term Securities — 9.9% (Cost: $2,472,922,897)		2,473,644,784

Total Investments — 109.4% (Cost: $18,891,766,234)		27,402,628,743
Liabilities in Excess of Other Assets — (9.4)%		(2,357,286,410)

Net Assets — 100.0%		$25,045,342,333

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10

Schedule of Investments (unaudited) (continued) March 31, 2023	Large Cap Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,931,142,333	$366,470,922	(a)	$—	$(2,733)	$(92,565)	$2,297,517,957	2,296,828,908	$2,191,270	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	174,719,313	1,407,514	(a)	—	—	—	176,126,827	176,126,827	1,791,552		—
BlackRock, Inc.	67,759,909	1,465,866		(601,171)	(60,098)	(3,778,300)	64,786,206	96,823	480,900		—
iShares Russell 1000 ETF	235,505,777	525,723,461		(546,743,254)	(4,676,688)	14,722,941	224,532,237	996,902	706,372		—

					$(4,739,519)	$10,852,076	$2,762,963,227		$5,170,094		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	761	06/16/23	$157,441	$9,084,652
S&P Mid 400 E-Mini Index	51	06/16/23	12,901	496,033

				$9,580,685

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2023	Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$436,095,741	$—	$—	$436,095,741
Air Freight & Logistics	150,565,520	—	—	150,565,520
Automobile Components	38,231,325	—	—	38,231,325
Automobiles	429,982,278	—	—	429,982,278
Banks	765,547,335	—	—	765,547,335
Beverages	408,009,946	—	—	408,009,946
Biotechnology	615,837,181	—	—	615,837,181
Broadline Retail	632,467,336	—	—	632,467,336
Building Products	142,711,493	—	—	142,711,493
Capital Markets	757,720,766	—	—	757,720,766
Chemicals	443,939,151	—	—	443,939,151
Commercial Services & Supplies	134,397,062	—	—	134,397,062
Communications Equipment	220,422,555	—	—	220,422,555
Construction & Engineering	41,062,686	—	—	41,062,686
Construction Materials	32,382,025	—	—	32,382,025
Consumer Finance	128,866,406	—	—	128,866,406
Consumer Staples Distribution & Retail	471,277,764	—	—	471,277,764
Containers & Packaging	85,819,114	42,919	—	85,862,033
Distributors	32,959,491	—	—	32,959,491
Diversified Consumer Services	16,742,031	—	—	16,742,031
Diversified REITs	10,446,998	—	—	10,446,998
Diversified Telecommunication Services	201,955,624	—	—	201,955,624
Electric Utilities	431,802,738	—	—	431,802,738
Electrical Equipment	165,120,540	—	—	165,120,540
Electronic Equipment, Instruments & Components	157,502,167	—	—	157,502,167
Energy Equipment & Services	86,366,758	—	—	86,366,758
Entertainment	374,162,801	—	—	374,162,801
Financial Services	1,037,204,408	—	—	1,037,204,408
Food Products	275,997,899	—	—	275,997,899
Gas Utilities	18,307,778	—	—	18,307,778
Ground Transportation	252,153,719	—	—	252,153,719
Health Care Equipment & Supplies	677,550,483	—	—	677,550,483
Health Care Providers & Services	711,552,771	—	—	711,552,771
Health Care REITs	53,427,547	—	—	53,427,547
Health Care Technology	23,744,949	—	—	23,744,949
Hotel & Resort REITs	9,390,411	—	—	9,390,411
Hotels, Restaurants & Leisure	564,129,820	—	—	564,129,820
Household Durables	94,554,387	—	—	94,554,387
Household Products	328,388,253	—	—	328,388,253
Independent Power and Renewable Electricity Producers	19,428,324	—	—	19,428,324
Industrial Conglomerates	189,539,317	—	—	189,539,317
Industrial REITs	96,628,802	—	—	96,628,802
Insurance	556,848,181	—	—	556,848,181
Interactive Media & Services	1,096,265,576	—	—	1,096,265,576
IT Services	361,461,421	—	—	361,461,421
Leisure Products	21,135,478	—	—	21,135,478
Life Sciences Tools & Services	447,525,354	—	—	447,525,354
Machinery	469,051,751	—	—	469,051,751
Marine Transportation	2,816,019	—	—	2,816,019
Media	216,522,253	—	—	216,522,253
Metals & Mining	140,067,233	—	—	140,067,233
Mortgage Real Estate Investment Trusts (REITs)	15,162,211	—	—	15,162,211
Multi-Utilities	182,674,393	—	—	182,674,393
Office REITs	31,381,236	—	—	31,381,236
Oil, Gas & Consumable Fuels	1,039,852,232	—	—	1,039,852,232
Paper & Forest Products	2,417,766	—	—	2,417,766
Passenger Airlines	49,235,476	—	—	49,235,476

12

Schedule of Investments (unaudited) (continued) March 31, 2023	Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Personal Care Products	$40,072,997	$—	$—	$40,072,997
Pharmaceuticals	968,361,401	—	—	968,361,401
Professional Services	230,083,477	—	—	230,083,477
Real Estate Management & Development	28,507,995	—	—	28,507,995
Residential REITs	106,769,212	—	—	106,769,212
Retail REITs	82,354,729	—	—	82,354,729
Semiconductors & Semiconductor Equipment	1,439,912,325	—	—	1,439,912,325
Software	2,408,178,730	—	—	2,408,178,730
Specialized REITs	305,500,645	—	—	305,500,645
Specialty Retail	540,569,887	—	—	540,569,887
Technology Hardware, Storage & Peripherals	1,677,963,797	—	—	1,677,963,797
Textiles, Apparel & Luxury Goods	164,370,983	—	—	164,370,983
Tobacco	150,593,912	—	—	150,593,912
Trading Companies & Distributors	83,949,475	—	—	83,949,475
Water Utilities	25,101,514	—	—	25,101,514
Wireless Telecommunication Services	55,307,444	—	—	55,307,444
Investment Companies	224,532,237	—	—	224,532,237
Short-Term Securities
Money Market Funds	2,473,644,784	—	—	2,473,644,784

	$27,402,585,824	$42,919	$—	$27,402,628,743

Derivative Financial Instruments(a)
Assets
Equity Contracts	$9,580,685	$—	$—	$9,580,685

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13